Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Detail) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	55,248,900	58,746,935	61,496,115
Effect of dilutive share options outstanding	1,158,236	1,543,098	1,635,302
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	56,407,136	60,290,033	63,131,417